PPM FUNDS

SUPPLEMENT DATED MAY 15, 2024
TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2024,

PPM Core Plus Fixed Income Fund PPM High Yield Core Fund (the “Funds”)	PKPIX PKHIX

This supplement provides new and additional information pertaining to the Funds that affects information contained in the Funds’ Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

The following changes are being made to the Statement of Additional Information and are effective as of May 15, 2024:
Under the section “VIII. INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS – Portfolio Managers”, the table is deleted and replaced with the following:

Portfolio Managers

The table below shows the total number of accounts and assets each portfolio manager manages other than the Funds. Information is presented for each category as of December 31, 2023.

Number of Other Accounts Managed and Assets by Account Type
		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Fund Responsibility	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed
Michael Kennedy	Core Plus Fixed Income	1	$1,669.84 million	-	-	4	$6,930.45 million
Josh Settle	Core Plus Fixed Income	1	$1,669.84 million	-	-	4	$6,930.45 million
David Frizzie	Core Plus Fixed Income	-	-	-	-	-	-
Mark Redfearn	Core Plus Fixed Income	-	-	4	$3,457.73 million	-	-
Calvin Walker	Core Plus Fixed Income	-	-	4	$3,457.73 million	2	$456.47 million
Adam Spielman	High Yield Core	2	$2,273.67 million	2	$839.55 million	8	$2,738.05 million
John Broz	High Yield Core	2	$2,273.67 million	2	$839.55 million	2	$494.74 million
Karl Petrovich	High Yield Core	1	$1,406.87 million	2	$839.55 million	1	$47.69 million

Number of Other Accounts Managed and Assets by Account Type for Which Advisory Fee is Performance Based
		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Fund Responsibility	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed
Michael Kennedy	Core Plus Fixed Income	-	-	-	-	1	$116.35 million
Josh Settle	Core Plus Fixed Income	-	-	-	-	1	$116.35 million
David Frizzie	Core Plus Fixed Income	-	-	-	-	-	-
Mark Redfearn	Core Plus Fixed Income	-	-	-	-	-	-
Calvin Walker	Core Plus Fixed Income	-	-	-	-	-	-
Adam Spielman	High Yield Core	-	-	-	-	-	-
John Broz	High Yield Core	-	-	-	-	-	-
Karl Petrovich	High Yield Core	-	-	-	-	-	-